Ameritas Life Insurance Corp. 5900 O Street / Lincoln, NE 68510

Transmitted via EDGAR on 5-4-2016

May 4, 2016

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Attention: Filing Desk

RE:	Ameritas Life Insurance Corp. (Depositor)

Ameritas Variable Separate Account V (1940 Act No. 811-04473) (Registrant)

Excel Performance VUL (1933 Act No. 333-151913)

Rule 497(j) Certification

Dear Sir or Madam:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2016, for Ameritas Variable Separate Account V ("Separate Account"), File No. 333-151913, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp., on behalf of the Separate Account, hereby certifies that:

1.	The form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 10 to the Separate Account’s registration statement for File No. 333-151913 on Form N-6 filed with the SEC on April 29, 2016; and

2.	The text of Post-Effective Amendment No. 10 to the Separate Account’s registration statement for File No. 333-151913 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers

Vice President & Associate General Counsel,

Variable Contracts & AIC